UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07528

                 ----------------------------------------------

                       INSURED MUNICIPAL INCOME FUND INC.

 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Amy R. Doberman, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                     Dechert
                              1775 Eye Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:  March 31, 2003

Date of reporting period:  March 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.




[UBS GLOBAL ASSET MANAGEMENT LOGO]

     Insured Municipal Income Fund Inc.

     Annual Report

     March 31, 2003

Insured Municipal Income Fund Inc.


May 15, 2003


DEAR SHAREHOLDER,

We present you with the annual report for Insured Municipal Income Fund Inc. for the fiscal year ended March 31, 2003.

AN INTERVIEW WITH PORTFOLIO MANAGER WILLIAM VERONDA

Q.   HOW DID THE FUND PERFORM DURING THE PERIOD RELATIVE TO ITS PEERS?

A. For the fiscal year ended March 31, 2003, the Fund's net asset value advanced 10.45%, while its market price increased 10.61%, underperforming its competitors as measured by the Lipper Insured Municipal Debt Funds (Leveraged) Median. For comparison purposes, the Lipper Median's net asset value and market price grew 12.69% and 14.19%, respectively. The Fund lagged its benchmark primarily due to its shorter average duration compared to its peers. (For more performance information, please refer to "Performance At A Glance" on page 5).

Q.   CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE PERIOD?

A. The economy didn't move in any clear direction over the period. Initially, it appeared to be on the path to recovery. Newly reported gross domestic product
(GDP) for the first quarter of 2002 came in at a strong 5.0%. Second quarter GDP told a very different story, however, as ongoing threats of terrorism, turmoil in the Middle East, falling corporate spending, a weak stock market, and corporate accounting scandals took their toll. The final figure came in at a tepid 1.3%. Although the news improved somewhat during the third quarter--GDP rose to 4.0%--hopes for economic recovery dimmed when fourth quarter GDP came in at 1.4%.

By the time the review period wound down in March, little about this economic picture had changed. Fears concerning a potential war with Iraq were replaced by fears over the longevity and cost of the war after it began. It was also clear that other factors, including the heightened threat of terrorism and saber-rattling in North Korea, continued to weigh heavily on the forces driving economic growth. This was ultimately reflected in the advance GDP figure for first quarter 2003, which came in at 1.6%.


----------------------------------
INSURED MUNICIPAL INCOME FUND INC.

INVESTMENT GOAL:
High level of current income
exempt from federal income tax,
consistent with preservation
of capital.

PORTFOLIO MANAGER:
William Veronda,
UBS Global Asset
Management (US) Inc.

COMMENCEMENT:
June 8, 1993

NYSESYMBOL:
PIF

DIVIDEND PAYMENTS:
Monthly.
----------------------------------

================================================================================

Insured Municipal Income Fund Inc.


Q.   HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THE WEAKENING
ECONOMY?

A. In November 2002, the Fed acknowledged that the economy appeared to have hit a "soft spot." Thus, after holding interest rates steady during the first ten months of 2002, the Fed, at its November meeting, moved to lower the federal funds rate one half of a percentage point to 1.25%--a 41-year low. Since that time, the Fed has held rates steady--most recently at its May 6, 2003 meeting.

Q.   HOW DID THE BOND MARKET PERFORM DURING THE ONE-YEAR PERIOD?

A. The bond market performed well, although there were periods of volatility due to uncertainty engendered by the economy and the situation in Iraq. Looking at the period as a whole, yields fell and prices rose as investors were drawn to the relative safety offered by fixed income securities, including municipal bonds.

Q. DURING THE LAST SEVERAL YEARS, INTEREST RATES HAVE SUBSTANTIALLY DECLINED. HAS THIS AFFECTED THE FUND?

A. Yes, it has. A number of issuers have chosen to call, or buy back, their bonds before their stated maturity dates. By doing so, the issuers can then issue new securities at today's lower rates, and thus cut their borrowing costs. We are using the proceeds we receive from these involuntary sales to purchase bonds offering lower coupons. Because of this trend, however, we are taking special care to thoroughly investigate any call provisions in the bonds we are considering for the Fund.

Q. WHILE THE FUND GENERATED STRONG ABSOLUTE RETURNS, IT LAGGED ITS BENCHMARK DURING THE PERIOD. WHAT WAS THE PRIMARY REASON FOR THIS?

A. As we explained in our last report to shareholders, the Fund's performance has been affected by our attempt to minimize the realization of capital gains. This has become increasingly difficult to do, because nearly every security in the portfolio has appreciated due to the strong performance of the municipal market. One way to avoid capital gains is to hold on to positions in the portfolio. However, in doing so, many of the securities in the Fund's portfolio have "aged" to the point where they have short maturities. Given the falling interest rate environment, the Fund's shorter duration caused it to underperform its peers.

Another result of our focus on avoiding the realization of capital gains is that it limits our flexibility to invest in longer-term securities that offer compelling yield and quality characteristics. Therefore, during the period we worked to prudently eliminate certain holdings with shorter durations in an effort to extend the Fund's duration and enhance its portfolio. One example was our sale of Louisville & Jefferson County Metropolitan Sewer District Sewer & Drain System bonds

================================================================================
2

Insured Municipal Income Fund Inc.


that mature in 2004. This security offered a low yield and modest capital gain, making it an appropriate candidate to eliminate from the portfolio.

Q. WHEN PURCHASING NEW BONDS FOR THE PORTFOLIO, ARE YOU TARGETING A SPECIFIC DURATION RANGE AND YIELD?

A. Yes, we are targeting bonds with approximately a 10-year call and a maturity in the 15- to 20-year range. We believe these issues allow us to maximize yield relative to market volatility. Additionally, we're looking for bonds that offer a yield premium of 50 to 100 basis points versus what is currently available in the marketplace (a basis point is 1/100 of a percentage point).

It is also important to point out that we're diversifying the portfolio by investing a portion of the portfolio in AAA-rated uninsured bonds. By prospectus, we can invest up to 20% of the Fund's portfolio in these issues. U.S. government securities back many of the uninsured securities we're holding in the portfolio, and we believe they offer superior quality versus certain insured bonds.

Q. CAN YOU SHARE SOME EXAMPLES OF SECTORS YOU'RE EMPHASIZING AND SPECIFIC SECURITIES YOU ADDED TO THE PORTFOLIO DURING THE PERIOD?

A. We like the fundamentals offered by essential service revenue bonds, including revenue-producing utilities, and, in particular, select electric power revenue bonds. We're seeing a rebound in this area due to a reversal in the deregulation that led to severe problems in states such as California.

We are also drawn to airport revenue bonds. While the airline industry is extremely weak, we believe many airport bonds offer compelling opportunities, since the need for airfreight and transportation is a vital component of our economy. An example of a holding in this area is St. Louis Airport bonds.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY, AND HOW DO YOU ANTICIPATE POSITIONING THE FUND'S PORTFOLIO GOING FORWARD?

A. The economy clearly failed to gain any momentum during the period, and we believe it is likely to expand only modestly in the coming months. In terms of interest rates, the outlook remains cloudy at best, due to the uncertainties surrounding the impact of the war in Iraq and its effect on economic growth.

On a strategy level, the mounting state budget deficits have drawn our attention. Numerous states have seen their budget surpluses dry up and become substantial deficits. In fact, over 90% of the states are now experiencing shortfalls, with a record $80 billion nationwide deficit projected for fiscal year 2004 (which begins on July 1, 2003). In many cases, states have been reluctant to make the necessary spending cuts or to implement tax increases necessary to bring their budgets in line. Because of this, we will continue to avoid state credits that do not meet our stringent quality requirements. Rather, we intend to focus on

================================================================================

Insured Municipal Income Fund Inc.


essential service revenue bonds and lengthening the Fund's duration to bring it to a market-neutral position. In summary, we'll seek to add value through careful attention to coupon, call, maturity structure and credit analysis.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on UBS funds,* please contact your financial advisor, or visit us at www.ubs.com.

Sincerely,


JOSEPH A. VARNAS
PRESIDENT
Insured Municipal Income Fund Inc.
HEAD OF PRODUCT, TECHNOLOGY AND OPERATIONS
UBS Global Asset Management (US) Inc.


WILLIAM VERONDA
PORTFOLIO MANAGER
Insured Municipal Income Fund Inc.
EXECUTIVE DIRECTOR
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended March 31, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.
















* Mutual funds are sold by prospectus only. The prospectus for a fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.

================================================================================
4

Insured Municipal Income Fund Inc.


PERFORMANCE AT A GLANCE

AVERAGE ANNUAL RETURNS, PERIODS ENDED 3/31/03                           SINCE
NET ASSET VALUE RETURNS               6 MONTHS    1 YEAR    5 YEARS   INCEPTION*
--------------------------------------------------------------------------------
Insured Municipal Income Fund Inc.      1.42%      10.45%    5.68%      5.90%
--------------------------------------------------------------------------------
Lipper Insured Municipal Debt Funds
  (Leveraged) Median                    1.19       12.69     6.14       6.74
--------------------------------------------------------------------------------

MARKET PRICE RETURNS
--------------------------------------------------------------------------------
Insured Municipal Income Fund Inc.     (0.69)%     10.61%    6.63%      5.39%
--------------------------------------------------------------------------------
Lipper Insured Municipal Debt Funds
  (Leveraged) Median                    1.55       14.19     6.70       6.79
================================================================================

* Since inception returns for the Fund are calculated from the date of the Fund's inception on June 8, 1993. Since inception returns for the Lipper Median are calculated from the closest month-end to the Fund's inception:
   May 31, 1993.

   Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when sold, may be worth more or less than their original cost. NAV return assumes, for illustration only, that dividends were reinvested at the net asset value on the ex-dividend dates. Market price return assumes dividends were reinvested under the Dividend Reinvestment Plan. NAV and market price returns for periods of one year or less are cumulative. Returns do not include brokerage commissions or taxes paid on realized capital gains.

   Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.


SHARE PRICE, DIVIDEND AND YIELDS AS OF 3/31/03
--------------------------------------------------------------------------------
Market Price                                                              $13.98
--------------------------------------------------------------------------------
Net Asset Value (per share applicable
  to common shareholders)                                                 $15.76
--------------------------------------------------------------------------------
12-Month Net Investment Income
  Dividend (ended 3/31/03)                                                $0.840
--------------------------------------------------------------------------------
March 2003 Dividend                                                       $0.070
--------------------------------------------------------------------------------
Market Yield*                                                              6.01%
-------------------------------------------------------------------------------
NAV Yield*                                                                 5.33%
--------------------------------------------------------------------------------
IPO Yield*                                                                 5.60%
--------------------------------------------------------------------------------

* Market yield is calculated by multiplying the March dividend by 12 and dividing by the month-end market price. NAV yield is calculated by multiplying the March dividend by 12 and dividing by the month-end net asset value. IPO yield is calculated by multiplying the March dividend by 12 and dividing by the initial public offering price. Prices and yields will vary.

================================================================================

Insured Municipal Income Fund Inc.
--------------------------------------------------------------------------------


PORTFOLIO STATISTICS

CHARACTERISTICS              3/31/03                         9/30/02                        3/31/02
-----------------------------------------------------------------------------------------------------
Net Assets Applicable
  to Common
  Shareholders (mm)           $325.1                          $329.3                         $312.6
Weighted Average Maturity*  14.1 yrs                        12.9 yrs                       12.3 yrs
Weighted Average Duration*   4.4 yrs                         3.2 yrs                        3.9 yrs
Weighted Average Coupon*        5.4%                            5.5%                           5.4%
AMT Paper**                     0.0%                            0.0%                           0.0%
Leverage**                     31.1%                           31.0%                          32.0%
Callable/Maturing
  Within Five Years*           16.6%                           26.5%                          30.5%
Callable/Maturing
  Beyond Five Years*           83.4%                           73.5%                          69.5%


CREDIT QUALITY***            3/31/03                         9/30/02                        3/31/02
-----------------------------------------------------------------------------------------------------
AAA/Aaa                       142.6%                          140.5%                         140.3%
SP-1/MIG-1                      0.0                             2.8                            5.8
A1/P1                           3.7                             0.3                            0.9
Liabilities in Excess
  of Other Assets              (0.2)                             --                             --
Other Assets in Excess
  of Liabilities                 --                             2.0                            1.0
Liquidation Value of
  Auction Preferred Shares    (46.1)                          (45.6)                         (48.0)

TOTAL                         100.0%                          100.0%                         100.0%
-----------------------------------------------------------------------------------------------------

TOP TEN STATES***            3/31/03                         9/30/02                        3/31/02
-----------------------------------------------------------------------------------------------------
Texas                          28.3%     Texas                 27.0%     Texas                27.2%
Illinois                       17.9      Illinois              17.7      Pennsylvania         14.9
Pennsylvania                   13.4      Pennsylvania          13.9      Illinois             13.2
Rhode Island                   10.5      Rhode Island          10.2      Rhode Island         10.6
California                      8.6      Indiana                6.7      Indiana               7.2
Indiana                         7.4      Kentucky               5.7      Washington            6.9
North Carolina                  7.0      Washington             5.2      Kentucky              6.2
Alabama                         4.8      California             4.9      California            6.0
Michigan                        3.9      Alabama                4.6      Alabama               4.8
Massachusetts                   3.9      Michigan               4.6      Louisiana             4.7
-----------------------------------------------------------------------------------------------------
TOTAL                         105.7%                          100.5%                         101.7%

TOP FIVE SECTORS***          3/31/03                         9/30/02                        3/31/02
-----------------------------------------------------------------------------------------------------
Power                          32.5%     Water                 28.9%     Water                30.9%
Pre-refunded                   20.1      Power                 27.1      Power                29.0
Escrow-to-maturity             16.8      Hospital              22.7      Hospital             22.9
Water                          14.6      General Obligations   14.1      Sales Tax            14.8
Hospital                        9.8      Sales Tax             13.4      General Obligations  12.1
-----------------------------------------------------------------------------------------------------
TOTAL                          93.8%                          106.2%                         109.7%
-----------------------------------------------------------------------------------------------------

* Weightings represent percentages of portfolio assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

**  As a percentage of total assets as of the dates indicated.

*** As a percentage of net assets applicable to common shareholders as of the dates indicated. Credit quality ratings designated by Standard &Poor's Ratings Group and Moody's Investor Services, Inc. Both are independent rating agencies.

================================================================================
6

Insured Municipal Income Fund Inc.

Portfolio of Investments -- March 31, 2003


PRINCIPAL                                            MOODYS           S&P
  AMOUNT                                             RATING        RATING          MATURITY        INTEREST
  (000)                                            (UNAUDITED)    (UNAUDITED)         DATES           RATES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--142.62%
------------------------------------------------------------------------------------------------------------------------------------
ALABAMA--4.77%
    $ 1,590    Alabama Water Pollution
                  Control Authority
                  Revolving Fund Loan-
                  Series A (AMBAC Insured)             Aaa            AAA           08/15/17          6.750%        $ 1,775,871
------------------------------------------------------------------------------------------------------------------------------------
      5,400    Birmingham Baptist Medical
                  Center-Special Care Facilities
                  Financing Authority Revenue-
                  Series A (MBIA Insured)              Aaa            AAA           08/15/23          5.500           5,521,716
------------------------------------------------------------------------------------------------------------------------------------
      8,000    Jefferson County Sewer
                  Revenue-Series A
                  (FGIC Insured)                       Aaa            AAA           02/01/27          5.375           8,195,040
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     15,492,627
====================================================================================================================================
CALIFORNIA--8.62%
     10,000    California State Department
                  of Water Resources
                  Power Supply
                  Revenue-Series A
                  (AMBAC Insured)                      Aaa            AAA           05/01/16          5.500          11,200,000
------------------------------------------------------------------------------------------------------------------------------------
      4,000    California State Department
                  of Water Resources
                  Water Revenue-
                  Series W (FSA Insured)               Aaa            AAA           12/01/14          5.500           4,619,440
------------------------------------------------------------------------------------------------------------------------------------
         30    California State General
                  Obligation (FGIC Insured)            Aaa            AAA           11/01/12          7.000              33,012
------------------------------------------------------------------------------------------------------------------------------------
      2,000    Long Beach Finance Authority
                  Lease Revenue-Aquarium
                  of the South Pacific
                  (AMBAC Insured)                      Aaa            AAA           11/01/15          5.500           2,240,740
------------------------------------------------------------------------------------------------------------------------------------
      3,000    Los Angeles University
                  School District-Series A
                  (FSA Insured)                        Aaa            AAA           07/01/20          5.250           3,231,450
------------------------------------------------------------------------------------------------------------------------------------
      2,250    Los Angeles Wastewater
                  System Revenue-Series A
                  (MBIA Insured)                       Aaa            AAA           06/01/20          5.700           2,312,415
------------------------------------------------------------------------------------------------------------------------------------
      4,000    San Francisco City & County
                  Airport Commission
                  International Airport
                  Second Series 27B
                  (FGIC Insured)                       Aaa            AAA           05/01/15          5.250           4,379,880
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     28,016,937
====================================================================================================================================
COLORADO--1.37%
      5,000    E-470 Public Highway Authority
                  Revenue-Capital Appreciation
                  Series B (MBIA Insured)              Aaa            AAA           09/01/07          5.330@          4,442,050
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Insured Municipal Income Fund Inc.

Portfolio of Investments -- March 31, 2003


PRINCIPAL                                           MOODY'S          S&P
  AMOUNT                                             RATING        RATING          MATURITY        INTEREST
  (000)                                            (UNAUDITED)    (UNAUDITED)         DATES           RATES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
DELAWARE--3.16%
    $10,000    Delaware State Economic
                  Development
                  Authority Pollution
                  Control Revenue
                   Delmarva Power-Series B
                  (MBIA Insured)                       Aaa            AAA           06/01/21          5.900%        $10,270,100
====================================================================================================================================
DISTRICT OF COLUMBIA--1.39%
      4,000    District of Columbia Hospital
                  Revenue-Medlantic
                  Healthcare-Series A
                  (Escrowed to Maturity)
                  (MBIA Insured)                       Aaa            AAA           08/15/14          5.750           4,520,640
====================================================================================================================================
GEORGIA--1.00%
      1,015    Columbus Building
                  Authority Lease Revenue-
                  Series A
                  (FGIC Insured)                       Aaa            AAA           01/01/16          5.250           1,133,836
------------------------------------------------------------------------------------------------------------------------------------
      2,000    Georgia Municipal
                  Electric Authority
                  Power Revenue-Series A
                  (FSA Insured)                        Aaa            AAA           01/01/18          5.000           2,120,220
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      3,254,056
====================================================================================================================================
ILLINOIS--17.90%
      8,000    Central Lake County
                  Joint Action Water Agency
                  Interim Water Revenue
                  (FGIC Insured)                       Aaa            AAA           05/01/20          5.375           8,188,480
------------------------------------------------------------------------------------------------------------------------------------
      8,400    Chicago O'Hare
                  International Airport
                  Revenue-Second Lien-
                  Series A
                  (MBIA Insured)                       Aaa            AAA           01/01/15          6.375           9,224,712
------------------------------------------------------------------------------------------------------------------------------------
      3,000    Chicago O'Hare
                  International Airport
                  Revenue-Second Lien-
                  Series B
                  (MBIA Insured)                       Aaa            AAA           01/01/15          5.500           3,069,240
------------------------------------------------------------------------------------------------------------------------------------
      1,000    Chicago Project & Refunding-
                  Series A (MBIA Insured)              Aaa            AAA           01/01/14          5.500           1,123,470
------------------------------------------------------------------------------------------------------------------------------------
      9,325    Chicago Project & Refunding
                  Series A (AMBAC Insured)             Aaa            AAA           01/01/42          5.000           9,294,134
------------------------------------------------------------------------------------------------------------------------------------
      4,600    Chicago Public Building
                  Commission-Building
                  Revenue-Series A
                  (Pre-refunded with U.S.
                  Government Securities
                  to 12/01/03 @ 102)
                  (MBIA Insured)                       Aaa            AAA           12/01/18          5.750           4,834,232
------------------------------------------------------------------------------------------------------------------------------------


================================================================================
8

Insured Municipal Income Fund Inc.

Portfolio of Investments -- March 31, 2003

PRINCIPAL                                           MOODY'S          S&P
  AMOUNT                                             RATING        RATING          MATURITY        INTEREST
  (000)                                            (UNAUDITED)    (UNAUDITED)         DATES           RATES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS--(CONCLUDED)
    $ 4,000    Illinois Development Finance
                  Authority Pollution Control
                  Revenue-Commonwealth
                  Edison Co. Project-Series D
                  (AMBAC Insured)                      Aaa            AAA           03/01/15          6.750%       $ 4,456,720
------------------------------------------------------------------------------------------------------------------------------------
      4,500    Illinois Health Facilities
                  Authority Revenue-
                  Franciscan Sisters
                  Health Care-Series C
                  (Escrowed to Maturity)
                  (MBIA Insured)                       Aaa            AAA           09/01/18          5.750          5,284,845
------------------------------------------------------------------------------------------------------------------------------------
      2,000    Illinois Sales Tax Revenue-
                  Series 2 (FGIC Insured)              Aaa            AAA           06/15/16          5.500          2,303,100
------------------------------------------------------------------------------------------------------------------------------------
      3,000    Kane McHenry Cook &
                  De Kalb Counties-United
                  School District No. 300
                  (MBIA Insured)                       Aaa            AAA           12/01/15          5.500          3,361,680
------------------------------------------------------------------------------------------------------------------------------------
      4,850    Metropolitan Pier & Exposition
                  Authority Illinois McCormick
                  Place Expansion-Series A
                  (MBIA Insured)                       Aaa            AAA           06/15/42          5.250          5,004,764
------------------------------------------------------------------------------------------------------------------------------------
      2,000    Regional Transportation
                  Authority-Series A
                  (Pre-refunded with U.S.
                  Government Securities
                  to 06/01/03 @ 102)
                  (FGIC Insured)                       Aaa            AAA           06/01/23          5.850          2,055,800
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    58,201,177
====================================================================================================================================
INDIANA--7.28%
      2,500    Indiana Health Facilities
                  Finance Authority Hospital
                  Revenue Columbus Regional
                  Hospital (FSA Insured)               Aaa            AAA           08/15/22          5.500          2,578,575
------------------------------------------------------------------------------------------------------------------------------------
      1,000    Indiana University Revenue
                  Student Fee-Series 0
                  (FGIC Insured)                       Aaa            AAA           08/01/18          5.250          1,084,610
------------------------------------------------------------------------------------------------------------------------------------
      7,835    Indianapolis Gas & Utilities
                  Revenue-Series A
                  (FGIC Insured)                       Aaa            AAA           06/01/21          5.375          7,977,754
------------------------------------------------------------------------------------------------------------------------------------
     12,000    Marion County Convention
                  Center and Recreational
                  Facilities Authority-Excise
                  Tax Revenue-Lease Rental-
                  Series A (AMBAC Insured)             Aaa            AAA           06/01/21          5.500         12,020,640
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    23,661,579
====================================================================================================================================
IOWA--1.47%
      4,625    Ames Hospital Revenue
                  Mary Greeley Medical
                  Center Project
                  (AMBAC Insured)                      Aaa            AAA           08/15/22          5.750          4,774,619
====================================================================================================================================

================================================================================

Insured Municipal Income Fund Inc.

Portfolio of Investments -- March 31, 2003

PRINCIPAL                                           MOODY'S          S&P
  AMOUNT                                             RATING        RATING          MATURITY        INTEREST
  (000)                                            (UNAUDITED)    (UNAUDITED)         DATES           RATES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
MAINE--2.53%
    $ 4,785    Maine Health & Higher
                  Educational Facilities
                  Authority Revenue-
                  Series A
                  (Escrowed to Maturity)
                  (FSA Insured)                        Aaa            AAA           07/01/23          5.500%       $ 4,996,545
------------------------------------------------------------------------------------------------------------------------------------
      3,105    Maine Health & Higher
                  Educational Facilities
                  Authority Revenue-Series A
                  (FSA Insured)                        Aaa            AAA           07/01/23          5.500          3,190,884
------------------------------------------------------------------------------------------------------------------------------------
         30    Maine Health & Higher
                  Educational Facilities
                  Authority Revenue-Series B
                  (Pre-refunded with U.S.
                  Government Securities
                  to 07/01/04 @ 102)
                  (FSA Insured)                        Aaa            AAA           07/01/24          7.000             32,767
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     8,220,196
====================================================================================================================================
MASSACHUSETTS--2.03%
      2,800    Massachusetts Water
                  Pollution Abatement Trust
                  MWRA Program-Series A                Aaa            AAA           08/01/20          5.250          2,995,888
------------------------------------------------------------------------------------------------------------------------------------
      3,390    Massachusetts Water
                  Pollution Abatement Trust
                  Pool Program Bonds
                  Series-8                             Aaa            AAA           08/01/17          5.000          3,621,740
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     6,617,628
====================================================================================================================================
 MICHIGAN--3.90%
      4,475    Eastern Michigan University
                  Revenue-Series A
                  (FGIC Insured)                       Aaa            AAA           06/01/19          5.000          4,723,004
------------------------------------------------------------------------------------------------------------------------------------
      2,880    Michigan Municipal Bond
                  Authority Clean Water
                  Revenue Fund                         Aaa            AAA           10/01/19          5.250          3,114,893
------------------------------------------------------------------------------------------------------------------------------------
      4,755    Michigan State Housing
                  Development Authority
                  Rental Housing Revenue-
                  Series A (AMBAC Insured)             Aaa            AAA           04/01/23          5.900          4,837,119
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    12,675,016
====================================================================================================================================
 MISSOURI--1.63%
      4,775    St. Louis Airport Revenue
                  Capital Improvement
                  Project-Series A                                                   07/01/15 to
                  (MBIA Insured)                       Aaa            AAA           07/01/18          5.375          5,293,441
====================================================================================================================================
  NEVADA--3.63%
      7,500    Washoe County Gas & Water
                  Facilities Revenue Sierra
                  Pacific Power Co. Project-
                  Series A (MBIA Insured)              Aaa            AAA           06/01/23          5.900          7,702,575
------------------------------------------------------------------------------------------------------------------------------------

================================================================================
10

Insured Municipal Income Fund Inc.

Portfolio of Investments -- March 31, 2003


PRINCIPAL                                           MOODY'S          S&P
  AMOUNT                                             RATING        RATING          MATURITY        INTEREST
  (000)                                            (UNAUDITED)    (UNAUDITED)         DATES           RATES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
NEVADA--(CONCLUDED)
====================================================================================================================================
    $ 4,000    Washoe County Gas & Water
                  Facilities Revenue Sierra
                  Pacific Power Co. Project-
                  Series B (MBIA Insured)              Aaa            AAA           06/01/23          5.900%       $ 4,108,040
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    11,810,615
====================================================================================================================================
NEW JERSEY--1.68%
      5,000    Salem County Industrial
                  Pollution Control Finance
                  Authority Revenue Public
                  Service Electric & Gas-
                  Series D (MBIA Insured)              Aaa            AAA           10/01/29          6.550          5,454,350
====================================================================================================================================
NEW MEXICO--2.79%
      8,850    Gallup Pollution Control
                  Revenue-Plains Electric
                  Generation (MBIA Insured)            Aaa            AAA           08/15/17          6.650          9,064,081
====================================================================================================================================
NEW YORK--3.35%
      2,920    New York State Dormitory
                  Authority Revenue
                  Columbia University-
                  Series A                             Aaa            AAA           07/01/16          5.125          3,204,145
------------------------------------------------------------------------------------------------------------------------------------
      2,000    Long Island Power Authority
                  Electric System Revenue-
                  Series A (FSA Insured)               Aaa            AAA           12/01/22          5.125          2,048,620
      5,000    Metropolitan Transportation
                  Authority Revenue-Series A
                  (AMBAC Insured)                      Aaa            AAA           11/15/16          5.500          5,623,650
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    10,876,415
====================================================================================================================================
NORTH CAROLINA--6.96%
     19,000    North Carolina Eastern
                  Municipal Power Agency
                  Power System Revenue
                  (AMBAC Insured)                      Aaa            AAA           01/01/18          6.000         22,637,740
====================================================================================================================================
OHIO--0.65%
      1,870    Ohio Water Development
                  Authority-Pollution Control
                  Facilities Revenue-Water
                  Control Loan Fund-
                  Water Quality Series
                  (MBIA Insured)                       Aaa            AAA           06/01/13          5.500          2,100,328
====================================================================================================================================
PENNSYLVANIA--13.38%
     16,435    Pennsylvania Intergovernmental
                  Cooperative Authority
                  Special Tax Revenue
                  (Pre-refunded with U.S.
                  Government Securities
                  to 05/15/03 @ 100)
                  (MBIA Insured)                                                    06/15/15 to       5.600 to
                                                       Aaa            AAA           06/15/23          5.625         16,588,167
------------------------------------------------------------------------------------------------------------------------------------

================================================================================

Insured Municipal Income Fund Inc.

Portfolio of Investments -- March 31, 2003


PRINCIPAL                                           MOODY'S          S&P
  AMOUNT                                             RATING        RATING          MATURITY        INTEREST
  (000)                                            (UNAUDITED)    (UNAUDITED)         DATES           RATES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--(CONCLUDED)
    $ 6,130    North Wales Water Authority-
                  Series A (FGIC Insured)              Aaa            AAA           11/01/16          5.500%       $ 6,266,699
------------------------------------------------------------------------------------------------------------------------------------
      2,000    Philadelphia General                                                 03/15/13 to
                  Obligation (FSA Insured)             Aaa            AAA           03/15/14          5.250          2,197,030
------------------------------------------------------------------------------------------------------------------------------------
      3,750    Philadelphia School District-
                  Series A (MBIA Insured)              Aaa            AAA           04/01/16          5.250          4,078,537
------------------------------------------------------------------------------------------------------------------------------------
      5,885    Philadelphia Water &
                  Wastewater Revenue
                  (FSA Insured)                        Aaa            AAA           06/15/15          5.500          6,048,544
------------------------------------------------------------------------------------------------------------------------------------
      8,085    Philadelphia Water &
                  Wastewater Revenue
                  (Pre-refunded with U.S.
                  Government Securities
                  to 06/15/03 @ 102)
                  (FSA Insured)                        Aaa            AAA           06/15/15          5.500          8,319,708
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    43,498,685
====================================================================================================================================
RHODE ISLAND--10.49%
     14,000    Rhode Island Convention
                  Center Authority-Series A
                  (Pre-refunded with U.S.
                  Government Securities
                  to 05/15/03 @ 102)
                  (AMBAC Insured)                      Aaa            AAA           05/15/27          5.750         14,359,380
------------------------------------------------------------------------------------------------------------------------------------
     10,000    Rhode Island Depositors
                  Economic Protection Corp.
                  Special Obligation-Series A
                  (Escrowed to Maturity)
                  (FSA Insured)                        Aaa            AAA           08/01/14          5.750         11,842,400
------------------------------------------------------------------------------------------------------------------------------------
      7,000    Rhode Island Depositors
                  Economic Protection Corp.
                  Special Obligation-Series B
                  (Pre-refunded with U.S.
                  Government Securities
                  to 02/01/11 @ 100)
                  (MBIA Insured)                       Aaa            AAA           08/01/21          5.250          7,883,680
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    34,085,460
====================================================================================================================================
SOUTH CAROLINA--1.18%
      2,625    Charleston County Hospital
                  Facilities Revenue-Bon
                  Secours Health System
                  Project (Escrowed to
                   Maturity) (FSA Insured)             Aaa            AAA           08/15/25          5.625          2,713,830
------------------------------------------------------------------------------------------------------------------------------------
      1,000    Myrtle Beach Water & Sewer
                  Revenue System
                  (FGIC Insured)                       Aaa            AAA           03/01/15          5.375          1,128,210
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     3,842,040
====================================================================================================================================

================================================================================
12

Insured Municipal Income Fund Inc.

Portfolio of Investments -- March 31, 2003


PRINCIPAL                                           MOODY'S          S&P
  AMOUNT                                             RATING        RATING          MATURITY        INTEREST
  (000)                                            (UNAUDITED)    (UNAUDITED)         DATES           RATES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
TENNESSEE--1.57%
     $5,000    Sullivan County Health
                  Educational & Housing
                  Facilities Board Revenue-
                  Holston Valley Health
                  (MBIA Insured)                       Aaa            AAA           02/15/20          5.750%        $5,105,700
====================================================================================================================================
  TEXAS--28.25%
      7,945    Bexar Metropolitan Water
                  District Waterworks
                  System Revenue
                  (MBIA Insured)                       Aaa            AAA           05/01/22          5.875          8,739,738
------------------------------------------------------------------------------------------------------------------------------------
      2,120    Frisco Certificates Obligation-
                  Series A (FGIC Insured)              Aaa            AAA           02/15/14          5.250          2,324,050
------------------------------------------------------------------------------------------------------------------------------------
      3,000    Harris County Toll Road
                  Sub-Lien (FGIC Insured)              Aaa            AAA           08/01/09          6.000          3,505,680
------------------------------------------------------------------------------------------------------------------------------------
      6,000    Houston Water & Sewer
                  System Revenue-Junior
                  Lien-Series A (FSA Insured)          Aaa            AAA           12/01/15          5.500          6,704,580
------------------------------------------------------------------------------------------------------------------------------------
      7,000    Houston Water & Sewer
                  System Revenue-Junior
                  Lien-Series C (FGIC Insured)         Aaa            AAA           12/01/22          5.250          7,242,340
------------------------------------------------------------------------------------------------------------------------------------
      2,000    Jefferson County
                  (FGIC Insured)                       Aaa            AAA           08/01/20          5.250          2,128,860
------------------------------------------------------------------------------------------------------------------------------------
      3,620    Lower Colorado River
                  Authority Revenue-
                  Series B (FSA Insured)               Aaa            AAA           05/15/13          6.000          4,200,395
------------------------------------------------------------------------------------------------------------------------------------
     10,000    Lubbock Health Facilities
                  Development Corp.-
                  Hospital Revenue
                  Methodist Hospital-Series A
                  (Pre-refunded with U.S.
                  Government Securities
                  to 12/01/05 @ 100)
                  (AMBAC Insured)                      Aaa            AAA           12/01/22          5.900         11,147,400
------------------------------------------------------------------------------------------------------------------------------------
      9,005    Matagorda County
                  Navigation District No. 1
                  Revenue-Houston Light &
                  Power-Series A
                  (AMBAC Insured)                      Aaa            AAA           03/01/27          6.700          9,223,011
------------------------------------------------------------------------------------------------------------------------------------
     13,000    San Antonio Electric &
                  Gas Revenue
                  (Escrowed to Maturity)               Aaa            AAA           02/01/19          5.650         15,064,790
------------------------------------------------------------------------------------------------------------------------------------
      9,500    San Antonio Electric &
                  Gas Revenue-Capital
                  Appreciation-Series A
                  (Escrowed to Maturity)
                  (AMBAC Insured)                      Aaa            AAA           02/01/05          3.280@         9,244,925
------------------------------------------------------------------------------------------------------------------------------------

================================================================================

Insured Municipal Income Fund Inc.

Portfolio of Investments -- March 31, 2003


PRINCIPAL                                           MOODY'S          S&P
  AMOUNT                                             RATING        RATING          MATURITY        INTEREST
  (000)                                            (UNAUDITED)    (UNAUDITED)         DATES           RATES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
TEXAS--(CONCLUDED)
      $ 155    San Antonio Water Revenue
                  (MBIA Insured)                         Aaa          AAA           05/15/16          6.000%        $  178,588
------------------------------------------------------------------------------------------------------------------------------------
        720    San Antonio Water Revenue
                  (Pre-refunded with U.S.
                  Government Securities
                  to 05/15/07 @ 100)
                  (MBIA Insured)                         Aaa          AAA           05/15/16          6.000            858,542
------------------------------------------------------------------------------------------------------------------------------------
      6,110    Texas A&M University
                  Fund Refunded                          Aaa          NR            07/01/17          5.250          6,714,279
------------------------------------------------------------------------------------------------------------------------------------
      4,170    Williamson County
                  General Obligation
                  (FSA Insured)                          Aaa          AAA           02/15/17          5.500          4,570,946
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    91,848,124
====================================================================================================================================
   UTAH--2.03%
      4,085    Utah Municipal Power System
                  Revenue Payson Power                                              04/01/17 to       5.000 to
                  Project-Series A (FSA Insured)         Aaa          AAA           04/01/18          5.250          4,386,377
------------------------------------------------------------------------------------------------------------------------------------
      2,055    Utah Water Finance Agency
                  Revenue Pooled Loan
                  Financing Program-Series C
                  (AMBAC Insured)                        Aaa          NR            10/01/18          5.250          2,222,606
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     6,608,983
====================================================================================================================================
WASHINGTON--3.79%
      3,220    Cowlitz County School                                                12/01/15 to
                  District No. 458 Kelso                 Aaa          NR            12/01/18          5.750          3,664,329
------------------------------------------------------------------------------------------------------------------------------------
      2,175       Energy Northwest Electric
                  Revenue-Project No. 1-
                  Series A (MBIA Insured)                Aaa          AAA           07/01/15          5.750          2,479,370
------------------------------------------------------------------------------------------------------------------------------------
      2,000    King County School
                  District No. 403 Renton
                  (FGIC Insured)                         Aaa          AAA           12/01/14          5.250          2,203,660
      3,625    Snohomish County School
                  District No. 015 Edmonds
                  (FGIC Insured)                         Aaa          AAA           12/01/15          5.250          3,973,290
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    12,320,649
====================================================================================================================================
WEST VIRGINIA--3.87%
     10,000    Marshall County Pollution
                  Control Revenue-Ohio
                  Power Project-Series D
                  (MBIA Insured)                         Aaa          AAA           04/01/22          5.900         10,235,000
------------------------------------------------------------------------------------------------------------------------------------
      2,245    West Virginia Water
                  Development Authority
                  Water Development
                  Revenue Loan Program II-
                  Series A (FSA Insured)                 Aaa          AAA           11/01/29          5.750          2,342,792
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    12,577,792
====================================================================================================================================

================================================================================
14

Insured Municipal Income Fund Inc.

Portfolio of Investments -- March 31, 2003


PRINCIPAL                                           MOODY'S          S&P
  AMOUNT                                             RATING        RATING          MATURITY        INTEREST
  (000)                                            (UNAUDITED)    (UNAUDITED)         DATES           RATES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONCLUDED)
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN--1.95%
     $1,500    Wisconsin State Health &
                  Educational Facilities
                  Authority Revenue-
                  Bellin Memorial Hospital
                  (AMBAC Insured)                        Aaa          AAA           02/15/19          5.500%      $  1,533,810
------------------------------------------------------------------------------------------------------------------------------------
      3,500    Wisconsin State Health &
                  Educational Facilities
                  Authority Revenue-Hospital
                  Sisters Health Services
                  (MBIA Insured)                         Aaa          AAA           06/01/18          5.375          3,563,770
------------------------------------------------------------------------------------------------------------------------------------
      1,105    Ladysmith-Hawkins School
                  District Refunding
                  (FGIC Insured)                         Aaa          NR            04/01/20          5.500          1,238,351
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     6,335,931
====================================================================================================================================
Total Long-Term Municipal Bonds (cost--$439,008,050)                                                               463,606,959
====================================================================================================================================

SHORT-TERM MUNICIPAL NOTES--3.74%
------------------------------------------------------------------------------------------------------------------------------------
  INDIANA--0.09%
        300    Princeton Pollution Control
                  Revenue Refunding-
                  PSI Energy, Inc. Project           VMIG-1           NR            04/01/03          1.150*           300,000
====================================================================================================================================
 KENTUCKY--0.03%
        100    Breckinridge County
                  Lease Program Revenue-
                  Kentucky Association
                  Counties Leasing Trust-
                  Series A                           VMIG-1           NR            04/01/03          1.200*           100,000
====================================================================================================================================
MASSACHUSETTS--1.86%
      6,050    Massachusetts Water
                  Resources Authority-
                  Refunding General Multi-
                  Modal-SubSeries C                  VMIG-1          A-1+           04/01/03          1.150*         6,050,000
====================================================================================================================================

================================================================================

Insured Municipal Income Fund Inc.

Portfolio of Investments -- March 31, 2003


PRINCIPAL                                           MOODY'S          S&P
  AMOUNT                                             RATING        RATING          MATURITY        INTEREST
  (000)                                           (UNAUDITED)    (UNAUDITED)         DATE            RATE           VALUE
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL NOTES--(CONCLUDED)
------------------------------------------------------------------------------------------------------------------------------------
VIRGINIA--1.76%
    $ 5,700    Loudoun County Industrial
                  Developmental Authority
                  Revenue-Howard Hughes
                  Medical-Series C                   VMIG-1          A-1+           04/01/03          1.150%*      $  5,700,000
====================================================================================================================================
Total Short-Term Municipal Notes (cost--$12,150,000)                                                                 12,150,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (cost--$451,158,050)--146.36%                                                                     475,756,959
------------------------------------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(0.21)%                                                                         (696,841)
------------------------------------------------------------------------------------------------------------------------------------
Liquidation Value of Auction Preferred Shares--(46.15)%                                                            (150,000,000)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to common shareholders--100.00%                                                              $325,060,118
====================================================================================================================================

* Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of March 31, 2003.

@ Interest rates shown reflect yield to maturity at purchase date for zero coupon bonds.

NR    -- Not Rated

AMBAC -- American Municipal Bond Assurance Corporation

FGIC  -- Financial  Guaranty Insurance Company

FSA   -- Financial Security Assurance

MBIA  -- Municipal Bond Investors Assurance

                 See accompanying notes to financial statements

================================================================================
16

Insured Municipal Income Fund Inc.

Statement of Assets and Liabilities -- March 31, 2003


ASSETS:
Investments in securities, at value (cost-$451,158,050)           $ 475,756,959
--------------------------------------------------------------------------------
Cash                                                                     16,408
--------------------------------------------------------------------------------
Interest receivable                                                   6,645,274
--------------------------------------------------------------------------------
Other assets                                                              8,016
--------------------------------------------------------------------------------
Total assets                                                        482,426,657
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                     6,667,762
-------------------------------------------------------------------------------
Payable to investment advisor and administrator                         313,848
--------------------------------------------------------------------------------
Dividends payable to auction preferred shareholders                      64,951
--------------------------------------------------------------------------------
Accrued expenses and other liabilities                                  319,978
--------------------------------------------------------------------------------
Total liabilities                                                     7,366,539
--------------------------------------------------------------------------------
Auction Preferred Shares Series A, B, C & D--3,000 non-
  participating shares authorized, issued and outstanding;
  $0.001 par value; $50,000 liquidation value per share             150,000,000
--------------------------------------------------------------------------------
Net assets applicable to common shareholders                        325,060,118
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common Stock-$0.001 par value; 199,997,000 shares authorized;
  20,628,363 shares issued and outstanding                          302,699,678
-------------------------------------------------------------------------------
Undistributed net investment income                                   3,342,323
--------------------------------------------------------------------------------
Accumulated net realized loss from investment transactions           (5,580,792)
--------------------------------------------------------------------------------
Net unrealized appreciation of investments                           24,598,909
--------------------------------------------------------------------------------
Net assets applicable to common shareholders                      $ 325,060,118
--------------------------------------------------------------------------------
Net asset value per common share ($325,060,118
  applicable to 20,628,363 common shares outstanding)             $       15.76
--------------------------------------------------------------------------------

                 See accompanying notes to financial statements

================================================================================

Insured Municipal Income Fund Inc.

Statement of Operations

                                                                    For the Year
                                                                        Ended
                                                                      March 31,
                                                                        2003
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                            $24,634,384
--------------------------------------------------------------------------------
EXPENSES:
Investment advisory and administration fees                           4,251,755
--------------------------------------------------------------------------------
Auction Preferred Shares expenses                                       441,187
--------------------------------------------------------------------------------
Custody and accounting                                                  282,450
--------------------------------------------------------------------------------
Professional fees                                                        54,961
--------------------------------------------------------------------------------
Reports and notices to shareholders                                      53,998
--------------------------------------------------------------------------------
Transfer agency fees                                                     22,292
--------------------------------------------------------------------------------
Directors' fees                                                           7,617
--------------------------------------------------------------------------------
Other expenses                                                           30,079
--------------------------------------------------------------------------------
                                                                      5,144,339
--------------------------------------------------------------------------------
Less: Fee waivers from investment advisor and administrator            (590,524)
--------------------------------------------------------------------------------
Net expenses                                                          4,553,815
--------------------------------------------------------------------------------
Net investment income                                                20,080,569
================================================================================
REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES:
Net realized gains from investment transactions                       6,118,115
--------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation
  of investments                                                      5,616,365
--------------------------------------------------------------------------------
Net realized and unrealized gains from investment activities         11,734,480
--------------------------------------------------------------------------------
Dividends to auction preferred shareholders from net
  investment income                                                  (1,978,974)
--------------------------------------------------------------------------------
Net increase in net assets applicable to common shareholders
  resulting from operations                                         $29,836,075
================================================================================

                 See accompanying notes to financial statements

================================================================================
18

Insured Municipal Income Fund Inc.

Statement of Changes in Net Assets Applicable to
Common Shareholders


                                                         For the Years Ended
                                                               March 31,
--------------------------------------------------------------------------------

                                                         2003           2002
--------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                               $ 20,080,569   $ 20,805,391
--------------------------------------------------------------------------------
Net realized gains from investment transactions        6,118,115      2,513,664
--------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation
  of investments                                       5,616,365     (7,763,702)
--------------------------------------------------------------------------------
Dividends to auction preferred shareholders
  from net investment income                          (1,978,974)    (3,512,387)
--------------------------------------------------------------------------------
Net increase in net assets applicable to common
  shareholders resulting from operations              29,836,075     12,042,966
--------------------------------------------------------------------------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM:
Net investment income                                (17,327,825)   (15,058,705)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
  applicable to common shareholders                   12,508,250     (3,015,739)
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of year                                    312,551,868    315,567,607
-------------------------------------------------------------------------------
End of year (including undistributed net
  investment income of $3,342,323 and
  $2,641,923, respectively)                         $325,060,118   $312,551,868
--------------------------------------------------------------------------------

                 See accompanying notes to financial statements

================================================================================

Insured Municipal Income Fund Inc.

Notes to Financial Statements


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Insured Municipal Income Fund Inc. (the "Fund") was incorporated in Maryland on February 18, 1993, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a closed-end diversified management investment company. The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

DIVIDENDS AND DISTRIBUTIONS--The Fund intends to pay monthly dividends to common shareholders at a level rate that over time will result in the distribution of all of the Fund's net investment income remaining after the payment of dividends on any outstanding auction preferred shares. The dividend rate on the common stock is adjusted as necessary to reflect the performance of the Fund. Dividends and distributions to common shareholders are recorded on the ex-dividend date. Dividends to auction preferred shareholders are accrued daily. The amount of dividends from net investment income and distributions from net realized capital gains is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital

================================================================================
20

Insured Municipal Income Fund Inc.

Notes to Financial Statements


accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The Fund follows an investment policy of investing primarily in municipal obligations of various states. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obligations held by the Fund.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS Global Asset Management (US) Inc. ("UBS Global AM") under which UBS Global AM serves as investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued weekly and paid monthly, at the annual rate of 0.90% of the Fund's average weekly net assets. At March 31, 2003, the Fund owed UBS Global AM $313,848, representing $364,468 for investment advisory and administration fees less fee waivers of $50,620. For the year ended March 31, 2003, UBS Global AM voluntarily waived $590,524 in investment advisory and administration fees from the Fund.

COMMON STOCK

There are 199,997,000 shares of $0.001 par value common stock authorized and 20,628,363 common shares outstanding at March 31, 2003.

AUCTION PREFERRED SHARES

The Fund has issued 800 shares of Auction Preferred Shares Series A, 800 shares of Auction Preferred Shares Series B, 800 shares of Auction Preferred Shares Series C and 600 shares of Auction Preferred Shares Series D, which are referred to herein collectively as the "APS." All shares of each series of APS have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends upon liquidation.

Dividends, which are cumulative, are generally reset every 7 days for APS Series A, 28 days for APS Series B, 90 days for APS Series C and 7 days for APS Series
D. Dividend  rates ranged from 0.90% to 1.85% for the year ended March 31, 2003.

The Fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.

================================================================================

Insured Municipal Income Fund Inc.

Notes to Financial Statements


The APS are entitled to one vote per share and, unless otherwise required by law, will vote with holders of common stock as a single class, except that the auction preferred shares will vote separately as a class on certain matters, as required by law. The holders of the auction preferred shares have the right to elect two directors of the Fund.

The redemption of the Fund's auction preferred shares is outside of the control of the Fund because it is redeemable upon the occurrence of an event that is not solely within the control of the Fund.

FEDERAL TAX STATUS

For federal income tax purposes, at March 31, 2003, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (from investments having
  an excess value over cost) ....................................  $ 25,002,282
Gross depreciation (from investments having
  an excess of cost over value) .................................    (6,926,195)
                                                                   ------------
Net unrealized appreciation of investments ......................  $ 18,076,087
                                                                   ============

For the year ended March 31, 2003, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $121,668,337 and $108,707,008, respectively.

The Fund intends to distribute substantially all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal years ended March 31, 2003 and March 31, 2002 were as follows:

Distributions paid from:                                    2003         2002
                                                        -----------  -----------
Tax-exempt income ....................................  $19,306,799  $18,703,218
                                                        -----------  -----------

At March 31, 2003, the components of accumulated earnings on a tax basis were as follows:

Undistributed tax-exempt income ......................  $ 2,782,917
Undistributed long-term capital gains ................    1,566,387
                                                        -----------
Accumulated earnings .................................    4,349,304
Net unrealized appreciation of investments ...........   18,076,087
                                                        -----------
Total accumulated earnings ...........................  $22,425,391
                                                        ===========

================================================================================
22

Insured Municipal Income Fund Inc.

Notes to Financial Statements


The differences between book-basis and tax-basis net unrealized appreciation of investments is attributable to the realization for tax purposes of unrealized gains/losses on certain securities that were marked-to-market.

To reflect reclassifications arising from permanent "book/tax" differences for the year ended March 31, 2003, the Fund's undistributed net investment income was decreased by $73,370 and accumulated net realized loss was decreased by $73,370.


================================================================================

Insured Municipal Income Fund Inc.

Financial Highlights

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                                    FOR THE YEARS ENDED MARCH 31,
                                              ------------------------------------------------------------------------
                                                  2003            2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR                             $15.15          $15.30          $14.54          $15.58          $15.40
----------------------------------------------------------------------------------------------------------------------
Net investment income                             0.97            1.01            1.04            1.04            1.02
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  from investment transactions                    0.58           (0.26)           0.79           (1.05)           0.18
----------------------------------------------------------------------------------------------------------------------
Common share equivalent of dividends
  paid to auction preferred shareholders
  from net investment income                     (0.10)          (0.17)          (0.31)          (0.26)          (0.25)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from operations
  applicable to common shareholders               1.45            0.58            1.52           (0.27)           0.95
----------------------------------------------------------------------------------------------------------------------
Dividends paid to common shareholders
  from net investment income                     (0.84)          (0.73)          (0.76)          (0.77)          (0.77)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $15.76          $15.15          $15.30          $14.54          $15.58
----------------------------------------------------------------------------------------------------------------------
MARKET VALUE, END OF YEAR                       $13.98          $13.42          $13.11          $12.00          $14.25
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                       10.61%           8.04%          16.02%         (10.49)%         10.96%
----------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS
  ATTRIBUTABLE TO COMMON SHARES:
----------------------------------------------------------------------------------------------------------------------
Total expenses, net of waivers
from advisor                                      1.41%           1.42%           1.44%           1.44%           1.46%
----------------------------------------------------------------------------------------------------------------------
Total expenses, before waivers
  from advisor                                    1.60%           1.61%           1.63%           1.63%           1.65%
----------------------------------------------------------------------------------------------------------------------
Net investment income before
  auction preferred shares dividends              6.23%           6.57%           7.00%           7.05%           6.58%
----------------------------------------------------------------------------------------------------------------------
Auction preferred shares dividends                0.61%           1.11%           2.10%           1.75%           1.60%
----------------------------------------------------------------------------------------------------------------------
Net investment income available to
  common shareholders, net of
  waivers from advisor                            5.62%           5.46%           4.90%           5.30%           4.98%
----------------------------------------------------------------------------------------------------------------------
Net investment income available to
  common shareholders, before
  waivers from advisor                            5.43%           5.27%           4.71%           5.11%           4.79%
----------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to common
  shareholders, end of year (000's)           $325,060        $312,552        $315,568        $299,876        $321,361
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                  24%             14%              2%              8%              5%
----------------------------------------------------------------------------------------------------------------------
Asset coverage per share of auction
  preferred shares, end of year               $158,353        $154,184        $155,189        $149,959        $157,120
======================================================================================================================

(1) Total investment return is calculated assuming a $10,000 purchase of common stock at the current market price on the first day of each year reported and a sale at the current market price on the last day of each year reported, and assuming reinvestment of dividends and other distributions to common shareholders at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

================================================================================
24

Insured Municipal Income Fund Inc.

Report of Ernst & Young LLP, Independent Auditors


To the Board of Directors and Shareholders
Insured Municipal Income Fund Inc.

We have audited the accompanying statement of assets and liabilities of Insured Municipal Income Fund Inc. (the "Fund"), including the portfolio of investments, as of March 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets applicable to common shareholders for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Insured Municipal Income Fund Inc. at March 31, 2003, the results of its operations for the year then ended, the changes in its net assets applicable to common shareholders for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP


New York, New York
May 5, 2003


================================================================================

Insured Municipal Income Fund Inc.


GENERAL INFORMATION (UNAUDITED)

THE FUND

Insured Municipal Income Fund Inc. (the "Fund") is a diversified, closed-end management investment company whose shares trade on the New YorkStock Exchange ("NYSE").The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital. The Fund's investment advisor and administrator is UBS Global Asset Management (US) Inc. ("UBS Global AM"), an indirect wholly owned asset management subsidiary of UBS AG, which has over $73.0 billion in assets under management as of April 30, 2003.

SHAREHOLDER INFORMATION

The Fund's NYSE trading symbol is "PIF." Comparative net asset value and market price information about the Fund is published weekly in THE WALLSTREET JOURNAL, THE NEW YORK TIMES and BARRON'S, as well as in numerous other publications.

DIVIDEND REINVESTMENT PLAN

The Fund's Board has established a Dividend Reinvestment Plan (the "Plan") under which all common shareholders whose shares are registered in their own names, or in the name of UBS PaineWebber Inc. or its nominee, will have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares of common stock, unless such common shareholders elect to receive cash.Common shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan.The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

A common shareholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and common shareholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund's transfer agent and should include the shareholder's name and address as they appear on the share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a common shareholder to take all subsequent distributions in cash.
An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE or otherwise, at prices that may be higher or lower than the net asset value per share of the common stock at the time of the purchase. The number of shares of common stock purchased with each dividend will be equal to

================================================================================
26

Insured Municipal Income Fund Inc.

DIVIDEND REINVESTMENT PLAN (CONCLUDED)

the result obtained by dividing the amount of the dividend payable to a particular shareholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares of common stock in connection with the Plan. There currently is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions will be paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan also may be amended or terminated by the transfer agent by at least 30 days' written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PFPC Inc., P.O. Box 43027, Providence, Rhode Island 02940-3027. For further information regarding the Plan, you may also contact the transfer agent directly at 1-800-331-1710.

================================================================================

Insured Municipal Income Fund Inc.

Supplemental Information (unaudited)


BOARD OF DIRECTORS & OFFICERS

The Fund is governed by a Board of Directors which oversees the Fund's operations. Each Director serves until the next annual meeting of shareholders or until his or her sucessor is elected and qualified or until he or she resigns or is otherwise removed. Officers are appointed by the Directors and serve at the pleasure of the Board. The table below shows, for each Director and Officer, his or her name, address and age, the position held with the Fund, the length of time served as a Director and Officer of the Fund, the Director's or Officer's principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the Director or for which a person served as an Officer, and other directorships held by the Director.

INTERESTED DIRECTORS

                                                             Term of
                                                           Office+ and
                                         Position(s)        Length of
           Name, Address,                 Held with           Time                             Principal Occupation(s)
               and Age                      Fund             Served                              During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Margo N. Alexander*++; 56                 Director         Since 1995           Mrs. Alexander is retired. She was an executive vice
                                                                                president of UBS PaineWebber (March 1984 to December
                                                                                2002). She was chief executive officer of UBS Global
                                                                                AM from January 1995 to October 2000, a director
                                                                                (from January 1995 to September 2001) and chairman
                                                                                (from March 1999 to September 2001).



E. Garrett Bewkes, Jr.*++;                Director         Since 1993           Mr. Bewkes serves as a consultant to UBS PaineWebber
76                                           and                                (since May 1999). Prior to November 2000, he was a
                                          Chairman                              Director of Paine Webber Group Inc. ("PW Group,"
                                           of the                               formerly the holding company of UBS PaineWebber and
                                          Board of                              UBS Global AM) and prior to 1996, he was a
                                          Directors                             consultant to PW Group. Prior to 1988, he was
                                                                                chairman of the board, president and chief executive
                                                                                officer of American Bakeries Company.

================================================================================
28

Insured Municipal Income Fund Inc.

Supplemental Information (unaudited)



                  Number of
         Portfolios in Fund Complex              Other Directorships
            Overseen by Director                  Held by Director
--------------------------------------------------------------------------------

Mrs. Alexander is a director or trustee   None
of 19 investment companies (consisting
of 40 portfolios) for which UBS Global
AM or one of its affiliates serves as
investment advisor, sub-advisor or
manager.





Mr. Bewkes is a director or trustee of   Mr. Bewkes is also a director of
33 investment companies (consisting of   Interstate Bakeries Corporation.
54 portfolios) for which UBS Global AM
or one of its affiliates serves as
investment advisor, sub-advisor or
manager.


================================================================================

Insured Municipal Income Fund Inc.

Supplemental Information (unaudited)


INDEPENDENT DIRECTORS

                                                             Term of
                                                           Office+ and
                                         Position(s)        Length of
           Name, Address,                 Held with           Time                        Principal Occupation(s)
               and Age                      Fund             Served                         During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 67                  Director         Since 1995           Mr. Armstrong is chairman and principal of R.Q.A.
R.Q.A. Enterprises                                                              Enterprises (management consulting firm) (since
One Old Church Road -                                                           April 1991 and principal occupation since March
Unit # 6                                                                        1995). Mr. Armstrong was chairman of the board,
Greenwich, CT 06830                                                             chief executive officer and co-owner of Adirondack
                                                                                Beverages (producer and distributor of soft drinks
                                                                                and sparkling/still waters) (from October 1993 to
                                                                                March 1995). He was a partner of The New England
                                                                                Consulting Group (management consulting firm) (from
                                                                                December 1992 to September 1993). He was managing
                                                                                director of LVMH U.S. Corporation (U.S. subsidiary
                                                                                of the French luxury goods conglomerate, Louis
                                                                                Vuitton Moet Hennessey Corporation) (from 1987 to
                                                                                1991) and chairman of its wine and spirits
                                                                                subsidiary, Schieffelin & Somerset Company (from
                                                                                1987 to 1991).

David J. Beaubien; 68                     Director         Since 2001           Mr. Beaubien is chairman of Yankee Environmental
101 Industrial Road                                                             Systems, Inc., a manufacturer of meteorological
Turners Falls, MA 01376                                                         measuring systems. Prior to January 1991, he was
                                                                                senior vice president of EG&G, Inc., a company which
                                                                                makes and provides a variety of scientific and
                                                                                technically oriented products and services. From
                                                                                1985 to January 1995, Mr. Beaubien served as a
                                                                                director or trustee on the boards of the Kidder,
                                                                                Peabody & Co. Incorporated mutual funds.

================================================================================
30

Insured Municipal Income Fund Inc.

Supplemental Information (unaudited)


                Number of
       Portfolios in Fund Complex                   Other Directorships
          Overseen by Director                       Held by Director
--------------------------------------------------------------------------------
Mr. Armstrong is a director or trustee   Mr. Armstrong is also a director of
of 19 investment companies (consisting   AlFresh Beverages Canada, Inc. (a
of 40 portfolios) for which UBS Global   Canadian beverage subsidiary of AlFresh
AM or one of its affiliates serves as    Foods Inc.) (since October 2000).
investment advisor, sub-advisor or
manager.














Mr. Beaubien is a director or trustee    Mr. Beaubien is also a director of IEC
of 19 investment companies (consisting   Electronics, Inc., a manufacturer of
of 40 portfolios) for which UBS Global   electronic assemblies.
AM or one of its affiliates serves as
investment advisor, sub-advisor or
manager.

================================================================================

Insured Municipal Income Fund Inc.

Supplemental Information (unaudited)


INDEPENDENT DIRECTORS (CONTINUED)

                                                             Term of
                                                           Office+ and
                                         Position(s)        Length of
           Name, Address,                 Held with           Time                        Principal Occupation(s)
               and Age                      Fund             Served                         During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Richard R. Burt; 56                       Director         Since 1995           Mr. Burt is chairman of Diligence LLC (international
1275 Pennsylvania Ave.,                                                         information and security firm) and IEP Advisors
N.W.                                                                            (international investments and consulting firm). He
Washington, D.C. 20004                                                          was the chief negotiator in the Strategic Arms
                                                                                Reduction Talks with the former Soviet Union (from
                                                                                1989 to 1991) and the U.S. Ambassador to the Federal
                                                                                Republic of Germany (from 1985 to 1989). From 1991
                                                                                to 1994, he served as a partner of McKinsey &
                                                                                Company (management consulting firm).

Meyer Feldberg; 61                        Director         Since 1993           Mr. Feldberg is Dean and Professor of Management of
Columbia University                                                             the Graduate School of Business, Columbia
101 Uris Hall                                                                   University. Prior to 1989, he was president of the
New York, New York                                                              Illinois Institute of Technology.
10027

George W. Gowen; 73                       Director         Since 1996           Mr. Gowen is a partner in the law firm of
666 Third Avenue                                                                Dunnington, Bartholow & Miller. Prior to May 1994,
New York, New York                                                              he was a partner in the law firm of Fryer, Ross &
10017                                                                           Gowen.

William W. Hewitt, Jr.**; 74              Director         Since 2001           Mr. Hewitt is retired. From 1990 to January 1995,
c/o UBS Global Asset                                                            Mr. Hewitt served as a director or trustee on the
Management (US) Inc.                                                            boards of the Kidder, Peabody & Co. Incorporated
51 West 52nd Street                                                             mutual funds. From 1986 to 1988, he was an executive
New York, New York                                                              vice president and director of mutual funds,
10019-6114                                                                      insurance and trust services of Shearson Lehman
                                                                                Brothers Inc. From 1976 to 1986, he was president of
                                                                                Merrill Lynch Funds Distributor, Inc.

Morton L. Janklow; 72                     Director         Since 2001           Mr. Janklow is senior partner of Janklow & Nesbit
445 Park Avenue                                                                 Associates, an international literary agency
New York, New York                                                              representing leading authors in their relationships
10022                                                                           with publishers and motion picture, television and
                                                                                multi-media companies, and of counsel to the law
                                                                                firm of Janklow & Ashley.

================================================================================
32

Insured Municipal Income Fund Inc.

Supplemental Information (unaudited)


                Number of
       Portfolios in Fund Complex                     Other Directorships
          Overseen by Director                         Held by Director
--------------------------------------------------------------------------------
Mr. Burt is a director or trustee of 19  Mr. Burt is also a director of
investment companies (consisting of 40   Hollinger International, Company
portfolios) for which UBS Global AM or   (publishing), HCL Technologies Ltd.,
one of its affiliates serves as          The Central European Fund, Inc., The
investment advisor, sub-advisor or       Germany Fund, Inc., IGT, Inc. (provides
manager.                                 technology to gaming and wagering
                                         industry) and chairman of Weirton Steel
                                         Corp. (makes and finishes steel
                                         products). He is also a director or
                                         trustee of funds in the Scudder








Dean Feldberg is a director or trustee   Dean Feldberg is also a director of
of 33 investment companies (consisting   Primedia Inc. (publishing), Federated
of 54 portfolios) for which UBS Global   Department Stores, Inc. (operator of
AM, one of its affiliates serves as      department stores), Revlon, Inc.
                                         (cosmetics), Select Medical Inc.
                                         (healthcare services) and SAPPI, Ltd.
                                         (producer of paper).



Mr. Gowen is a director or trustee of    None
33 investment companies (consisting of
54 portfolios) for which UBS Global AM,
one of its affiliates serves as
investment


Mr. Hewitt is a director or trustee of   Mr. Hewitt is also a director or
19 investment companies (consisting of   trustee of the Guardian Life Insurance
40 portfolios) for which UBS Global AM   Company Mutual Funds (consisting of 19
or one of its affiliates serves as       portfolios).
investment advisor, sub-advisor or
manager.



Mr. Janklow is a director or trustee of  None
19 investment companies (consisting of
40 portfolios) for which UBS Global AM
or one of its affiliates serves as
investment advisor, sub-advisor or
manager.

================================================================================

Insured Municipal Income Fund Inc.

Supplemental Information (unaudited)


INDEPENDENT DIRECTORS (CONCLUDED)

                                                             Term of
                                                           Office+ and
                                         Position(s)        Length of
           Name, Address,                 Held with           Time                        Principal Occupation(s)
               and Age                      Fund             Served                         During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Frederic V. Malek; 66                     Director         Since 1996           Mr. Malek is chairman of Thayer Capital Partners
1455 Pennsylvania Avenue,                                                       (merchant bank) and chairman of Thayer Hotel
N.W.                                                                            Investors III, Thayer Hotel Investors II and Lodging
Suite 350                                                                       Opportunities Fund (hotel investment partnerships).
Washington, D.C.                                                                From January 1992 to November 1992, he was campaign
20004                                                                           manager of Bush- Quayle `92. From 1990 to 1992, he
                                                                                was vice chairman and, from 1989 to 1990, he was
                                                                                president of Northwest Airlines Inc. and NWA Inc.
                                                                                (holding company of Northwest Airlines Inc.). Prior
                                                                                to 1989, he was employed by the Marriott Corporation
                                                                                (hotels, restaurants, airline catering and contract
                                                                                feeding), where he most recently was an executive
                                                                                vice president and president of Marriott Hotels and
                                                                                Resorts.

Carl W. Schafer; 67                       Director         Since 1996           Mr. Schafer is president of the Atlantic Foundation
66 Witherspoon Street                                                           (charitable foundation). Prior to January 1993, he
#1100                                                                           was chairman of the Investment Advisory Committee of
Princeton, NJ 08542                                                             the Howard Hughes Medical Institute.





William D. White; 69                      Director         Since 2001           Mr. White is retired. From February 1989 through
P.O. Box 199                                                                    March 1994, he was president of the National League
40 Upper Black Eddy,  PA                                                        of Professional Baseball Clubs. Prior to one of its
18972                                                                           1989, he was a television sportscaster for WPIX-TV,
                                                                                New York. Mr. White served on the board of directors
                                                                                of Centel from 1989 to 1993 and on the board of
                                                                                directors of Jefferson Banks Incorporated,
                                                                                Philadelphia, PA.

================================================================================
34

Insured Municipal Income Fund Inc.

Supplemental Information (unaudited)


              Number of
   Portfolios in Fund Complex                      Other Directorships
      Overseen by Director                           Held by Director
--------------------------------------------------------------------------------

Mr. Malek is a director or trustee of    Mr. Malek is also a director of Aegis
19 investment companies (consisting of   Communications, Inc. (tele-services),
40 portfolios) for which UBS Global AM   American Management Systems, Inc.
or one of its affiliates serves as       (management consulting and computer
investment advisor, sub-advisor or       related services), Automatic Data
manager.                                 Processing, Inc. (computing services),
                                         CB Richard Ellis, Inc. (real estat
                                         services), Federal National Mortgage
                                         Associat FPL Group, Inc. (electric
                                         services),Manor Car Inc. (health care),
                                         and Northwest Airlines In




Mr. Schafer is a director or trustee of  Mr. Schafer is also a director of Labor
19 investment companies (consisting of   Ready, Inc. (temporary employment),
40 portfolios) for which UBS Global AM   Roadway Corp. (trucking), Guardian Life
or one of its affiliates serves as       Insurance Company Mutual Funds
investment advisor, sub-advisor or       (consisting of 19 portfolios), the
manager.                                 Harding, Loevner Funds (consisting of
                                         four portfolios), E.I.I. Realty
                                         Securities Trust (investment company)
                                         and Frontier Oil Corporation.

Mr. White is a director or trustee of    None
19 investment companies (consisting of
portfolios) for which UBS Global AM or
affiliates serves as investment
advisor, sub-advisor or manager.


================================================================================

Insured Municipal Income Fund Inc.

Supplemental Information (unaudited)


OFFICERS

                                                             Term of                      Principal Occupation(s)
                                                           Office+ and                     During Past 5 Years;
                                         Position(s)        Length of                     Number of Portfolios in
           Name, Address,                 Held with           Time                        Fund Complex For Which
               and Age                      Fund             Served                      Person Serves as Officer
------------------------------------------------------------------------------------------------------------------------------------
W. Douglas Beck*;                      Vice President      Since 2003           Mr. Beck is an executive director and head of mutual
36                                                                              fund product management of UBS Global AM (since
                                                                                2002). From March 1998 to November 2002, he held
                                                                                various positions at Merrill Lynch, the most recent
                                                                                being first vice president and co-manager of the
                                                                                managed solutions group. Prior to March 1998, Mr.
                                                                                Beck was a portfolio manager and managing director
                                                                                at Raymond James & Associates. Mr. Beck is vice
                                                                                president of UBS Supplementary Trust and 22
                                                                                investment companies (consisting of 81 portfolios)
                                                                                for which UBS Global AM or one of its affiliates
                                                                                serves as investment advisor, sub-advisor or
                                                                                manager.

Thomas Disbrow*;                       Vice President      Since 2000           Mr. Disbrow is a director and a senior manager of
37                                      and Assistant                           the mutual fund finance department of UBS Global AM.
                                          Treasurer                             Prior to November 1999, he was a vice president of
                                                                                Zweig/Glaser Advisers. Mr. Disbrow is a vice
                                                                                president and assistant treasurer of 19 investment
                                                                                companies (consisting of 40 portfolios) and
                                                                                assistant treasurer of one investment company
                                                                                (consisting of two portfolios) for which UBS Global
                                                                                AM or one of its affiliates serves as investment
                                                                                advisor, sub-advisor or manager.

Amy R. Doberman*;                      Vice President      Since 2000           Ms. Doberman is a managing director and general
41                                      and Secretary                           counsel of UBS Global AM. From December 1997 through
                                                                                July 2000, she was general counsel of Aeltus
                                                                                Investment Management, Inc. Prior to working at
                                                                                Aeltus, Ms. Doberman was assistant chief counsel of
                                                                                the SEC's Division of Investment Management. Ms.
                                                                                Doberman is vice president and assistant secretary
                                                                                of UBS Supplementary Trust and five investment
                                                                                companies (consisting of 44 portfolios) and vice
                                                                                president and secretary of 19 investment companies
                                                                                (consisting of 40 portfolios) for which UBS Global
                                                                                AM or one of its affiliates serves as investment
                                                                                advisor, sub-advisor or manager.

================================================================================
36

Insured Municipal Income Fund Inc.

Supplemental Information (unaudited)


OFFICERS (CONTINUED)

                                                             Term of                      Principal Occupation(s)
                                                           Office+ and                     During Past 5 Years;
                                         Position(s)        Length of                     Number of Portfolios in
           Name, Address,                 Held with           Time                        Fund Complex For Which
               and Age                      Fund             Served                      Person Serves as Officer
------------------------------------------------------------------------------------------------------------------------------------
Elbridge T. Gerry III*; 46             Vice President      Since 1996           Mr. Gerry is a managing director-- fixed income of
                                                                                UBS Global AM. Mr. Gerry is a vice president of six
                                                                                investment companies (consisting of 11 portfolios)
                                                                                for which UBS Global AM or one of its affiliates
                                                                                serves as investment advisor, sub-advisor or
                                                                                manager.

David M. Goldenberg*;                  Vice President      Since 2002           Mr. Goldenberg is an executive director and deputy
36                                      and Assistant                           general counsel of UBS Global AM. From 2000 to 2002,
                                          Secretary                             he was director, legal affairs at Lazard Asset
                                                                                Management. Mr. Goldenberg was global director of
                                                                                compliance for SSB Citi Asset Management Group from
                                                                                1998 to 2000. He was associate general counsel at
                                                                                Smith Barney Asset Management from 1996 to 1998.
                                                                                Prior to working at Smith Barney Asset Management,
                                                                                Mr. Goldenberg was branch chief and senior counsel
                                                                                in the SEC's Division of Investment Management. Mr.
                                                                                Goldenberg is a vice president and secretary of UBS
                                                                                Supplementary Trust and of five investment companies
                                                                                (consisting of 44 portfolios) and a vice president
                                                                                and assistant secretary of 19 investment companies
                                                                                (consisting of 40 portfolios) for which UBS Global
                                                                                AM or one of its affiliates serves as investment
                                                                                advisor, sub-advisor or manager.

================================================================================

Insured Municipal Income Fund Inc.

Supplemental Information (unaudited)


OFFICERS (CONTINUED)

                                                             Term of                      Principal Occupation(s)
                                                           Office+ and                     During Past 5 Years;
                                         Position(s)        Length of                     Number of Portfolios in
           Name, Address,                 Held with           Time                        Fund Complex For Which
               and Age                      Fund             Served                      Person Serves as Officer
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Mahoney*;                     Vice President      Since 1999           Mr. Mahoney is a director and a senior manager of
37                                      and Assistant                           the mutual fund finance department of UBS Global AM.
                                          Treasurer                             Prior to April 1999, he was the manager of the
                                                                                mutual fund internal control group of Salomon Smith
                                                                                Barney. Mr. Mahoney is a vice president and
                                                                                assistant treasurer of 19 investment companies
                                                                                (consisting of 40 portfolios) for which UBS Global
                                                                                AM or one of its affiliates serves as investment
                                                                                advisor, sub-advisor or manager.

Paul H. Schubert*; 40                  Vice President      Since 1994           Mr. Schubert is an executive director and head of
                                        and Treasurer                           the mutual fund finance department of UBS Global AM.
                                                                                Mr. Schubert is treasurer and principal accounting
                                                                                officer of UBS Supplementary Trust and of three
                                                                                investment companies (consisting of 41 portfolios),
                                                                                a vice president and treasurer of 20 investment
                                                                                companies (consisting of 41 portfolios), and
                                                                                treasurer and chief financial officer of one
                                                                                investment company (consisting of two portfolios)
                                                                                for which UBS Global AM or one of its affiliates
                                                                                serves as investment advisor, sub-advisor or
                                                                                manager.

================================================================================
38

Insured Municipal Income Fund Inc.

Supplemental Information (unaudited)


OFFICERS (CONCLUDED)

                                                             Term of                      Principal Occupation(s)
                                                           Office+ and                     During Past 5 Years;
                                         Position(s)        Length of                     Number of Portfolios in
           Name, Address,                 Held with           Time                        Fund Complex For Which
               and Age                      Fund             Served                      Person Serves as Officer
------------------------------------------------------------------------------------------------------------------------------------
Joseph A. Varnas*;                        President        Since 2003           Mr. Varnas is a managing director (since March
35                                                                              2003), chief technology officer (since March 2001)
                                                                                and head of product, technology and operations of
                                                                                UBS Global AM (since November 2002). From 2000 to
                                                                                2001, he was manager of product development at UBS
                                                                                PaineWebber Investment Management Services. Mr.
                                                                                Varnas was a senior analyst in the Global Securities
                                                                                Research &Economics Group at Merrill Lynch from 1995
                                                                                to 1999. Mr. Varnas is president of UBS
                                                                                Supplementary Trust and 23 investment companies
                                                                                (consisting of 81 portfolios) for which UBS Global
                                                                                AM or one of its affiliates serves as investment
                                                                                advisor, sub-advisor or manager.

Keith A. Weller*; 41                   Vice President      Since 1995           Mr. Weller is a director and senior associate
                                        and Assistant                           general counsel of UBS Global AM. Mr. Weller is a
                                          Secretary                             vice president and assistant secretary of 19
                                                                                investment companies (consisting of 40 portfolios)
                                                                                for which UBS Global AM or one of its affiliates
                                                                                serves as investment advisor, sub-advisor or
                                                                                manager.


----------------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** Address for mailing purposes only.

+ Each Director serves until the next annual meeting of shareholders or until his or her successor is elected and qualified or until he or she resigns or is otherwise removed. Officers of the Fund are appointed by the Directors and serve at the pleasure of the Board.

++ Mrs. Alexander and Mr. Bewkes are "interested persons" of theFund as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or its affiliates.

================================================================================

DIRECTORS

E. Garrett Bewkes, Jr.                  George W. Gowen
CHAIRMAN                                William W. Hewitt, Jr.
Margo N. Alexander                      Morton L. Janklow
Richard Q. Armstrong                    Frederic V. Malek
David J. Beaubien                       Carl W. Schafer
Richard R. Burt                         William D. White
Meyer Feldberg

PRINCIPAL OFFICERS

Joseph A. Varnas                        Elbridge T. Gerry III
PRESIDENT                               VICE PRESIDENT
Amy R. Doberman                         W. Douglas Beck
VICE PRESIDENT AND SECRETARY            VICE PRESIDENT
Paul H. Schubert
VICE PRESIDENT AND TREASURER




INVESTMENT ADVISOR AND
ADMINISTRATOR

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940 THAT FROM TIME TO TIME THE FUND MAY PURCHASE SHARES OF ITS COMMON STOCK IN THE OPEN MARKET AT MARKET PRICES.

THIS REPORT IS SENT TO THE SHAREHOLDERS OF THE FUND FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

(C) 2003 UBS GLOBAL ASSET MANAGEMENT (US) INC. ALL RIGHTS RESERVED.

[UBS LOGO]

UBS GLOBAL ASSET MANAGEMENT (US) INC.
51 West 52nd Street
New York, NY 10019-6114

ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEMS 5 and 6.  [RESERVED BY SEC FOR FUTURE USE. ]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 8.  [RESERVED BY SEC FOR FUTURE USE. ]

ITEM 9.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

     (a) Form N-CSR disclosure requirement not yet effective with respect to registrant.

     (b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSURED MUNICIPAL INCOME FUND INC.

By:   /s/ JOSEPH A. VARNAS
      --------------------
      Joseph A. Varnas
      President

Date: JUNE 6, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ JOSEPH A. VARNAS
      --------------------
      Joseph A. Varnas
      President

Date: JUNE 6, 2003

By:   /s/ PAUL H. SCHUBERT
      --------------------
      Paul H. Schubert
      Treasurer

Date: JUNE 6, 2003